UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ X ]; Amendment Number:  1
This Amendment (Check only one.)[ X ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.W. Burns & Company, Inc.
Address:    Glacier Creek Office Park
            6711 Towpath Road, Ste. 200
            East Syracuse, NY  13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341

Signature, Place, and Date of Signing:

      Peter N. Bunitsky      East Syracuse, NY      7/6/99


Report Type  (Check only one.):

[ X ]    13F Holdings Report

[   ]    13F Notice.

[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     323,814,204
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
                                             FORM 13F INFORMATION TABLE
                   TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER      CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE

ABBOTT LABS          COM  00282410      697,868   15,380   SH        ALL     SOLE                 NONE
ADVENT SOFTWARE      COM  007974108     193,295    2,885   SH        ALL     SOLE                 NONE
AMERICAN INTL GRP    COM  026874107  12,805,693  109,217   SH        ALL     SOLE                 NONE
BANK OF NEW YORK     COM  064057102     352,205    9,600   SH        ALL     SOLE                 NONE
BRISTOL-MYERS SQUIBB COM  110122108  28,785,757  408,668   SH        ALL     SOLE                 NONE
CISCO SYSTEMS INC    COM  17275R102  20,712,306  321,430   SH        ALL     SOLE                 NONE
CITIGROUP INC.       COM  172967101     294,975    6,210   SH        ALL     SOLE                 NONE
CLOROX CO            COM  18905410   10,642,527   99,637   SH        ALL     SOLE                 NONE
COCA COLA CO         COM  19121610    8,621,162  139,051   SH        ALL     SOLE                 NONE
CUTTER & BUCK INC.   COM  232217109     245,363   14,540   SH        ALL     SOLE                 NONE
DELL COMPUTERS       COM  247025109     206,460    5,580   SH        ALL     SOLE                 NONE
EMC CORP.            COM  268648102     195,360    3,552   SH        ALL     SOLE                 NONE
EXPRESS SCRIPTS      COM  302182100     328,025    5,450   SH        ALL     SOLE                 NONE
EXXON CORP           COM  30229010      873,749   11,329   SH        ALL     SOLE                 NONE
FEDERAL HOME LOAN    COM  313400301   8,054,286  138,867   SH        ALL     SOLE                 NONE
    MTG. CORP.
FANNIE MAE           COM  313586109   8,729,039  127,898   SH        ALL     SOLE                 NONE
GENERAL ELEC CO      COM  36960410    1,238,593   10,961   SH        ALL     SOLE                 NONE
GILLETTE CO          COM  375766102  16,019,438  390,718   SH        ALL     SOLE                 NONE
GUIDANT CORP         COM  401698105   1,565,448   30,620   SH        ALL     SOLE                 NONE
HERSHEY FOODS CORP   COM  427866108   8,396,518  141,951   SH        ALL     SOLE                 NONE
HEWLETT-PACKARD      COM  428236103     556,268    5,535   SH        ALL     SOLE                 NONE
HOME DEPOT INC.      COM  437076102     358,533    5,564   SH        ALL     SOLE                 NONE
INTEL CORP.          COM  458140100  20,864,806  350,669   SH        ALL     SOLE                 NONE
INTERNATIONAL        COM  45920010      444,620    3,440   SH        ALL     SOLE                 NONE
     BUS. MACHINES
JOHNSON & JOHNSON    COM  478160104  19,487,202  198,849   SH        ALL     SOLE                 NONE
KEY CORP             COM  493267108  11,073,520  344,701   SH        ALL     SOLE                 NONE
LUCENT TECHNOLOGIES  COM  549463107  22,477,220  333,302   SH        ALL     SOLE                 NONE
MCI WORLDCOM INC     COM  55268B106     228,222    2,768   SH        ALL     SOLE                 NONE
MEDTRONIC INC        COM  585055106   6,448,050   82,800   SH        ALL     SOLE                 NONE
MERCK & CO INC       COM  58933110   15,700,605  213,251   SH        ALL     SOLE                 NONE
MICROSOFT CORP       COM  594918104  33,804,266  374,820   SH        ALL     SOLE                 NONE
MOBIL CORP           COM  60705910      997,770   10,104   SH        ALL     SOLE                 NONE
NOKIA CORP. ADR.     COM  654902204     212,609    2,322   SH        ALL     SOLE                 NONE
PFIZER INC           COM  71708110    8,332,723   76,447   SH        ALL     SOLE                 NONE
QUALCOMM INC         COM  747525103     287,000    2,000   SH        ALL     SOLE                 NONE
ROYAL DUTCH PET CO   COM  780257804   5,317,605   88,259   SH        ALL     SOLE                 NONE
       NY REG GLDR 10
SCHERING-PLOUGH      COM  806605101     416,693    7,937   SH        ALL     SOLE                 NONE
STATE STREET BOSTON  COM  857477103     961,408   11,261   SH        ALL     SOLE                 NONE
STRYKER CO           COM  863667101   9,001,013  149,705   SH        ALL     SOLE                 NONE
SUN MICROSYSTEMS     COM  866810104     909,839   13,210
TEXACO               COM  881694103   1,319,231   21,150   SH        ALL     SOLE                 NONE
TOOTSIE ROLL         COM  890516107   6,967,332  180,384   SH        ALL     SOLE                 NONE
TRUSTCO BANK CORP NY COM  898349105     617,641   22,982   SH        ALL     SOLE                 NONE
UNIPHASE             COM  909149106     243,190    1,465   SH        ALL     SOLE                 NONE
WATERS CORP.         COM  941848103     417,031    7,850   SH        ALL     SOLE                 NONE
WELLS FARGO & CO.    COM  949746101   1,102,865   25,798   SH        ALL     SOLE                 NONE
WRIGLEY WM JR CO.    COM  982526105  18,199,525  204,058   SH        ALL     SOLE                 NONE
XEROX COMPANY        COM  984121103   8,109,350  137,300   SH        ALL     SOLE                 NONE
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